Consolidated Balance Sheets (Parenthetical) - Recast [Member] - $ / shares	Apr. 30, 2022	Apr. 30, 2021
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	93,730,212	93,730,212
Common Stock, Shares, Issued	93,730,212	93,730,212